Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (22,535)	$ (25,706)	$ (71,500)	$ (65,590)	$ (213,587)	$ (51,675)	$ (49,710)
Other comprehensive (loss) income, net of taxes:
Foreign currency translation adjustments, net of tax benefit (provision)	2,119	(5,790)	82	817	(1,896)	(5,435)	3,353
Unrealized loss on cash flow hedges, net of tax benefit		(6)		(265)	(272)	(4,708)	(9,827)
Reclassification adjustment for losses on cash flow hedges included in net loss, net of tax (provision)		1,115		3,290	4,381	7,448	11,062
Other comprehensive (loss) income	2,119	(4,681)	82	3,842	2,213	(2,695)	4,588
Comprehensive income (loss)	(20,416)	(30,387)	(71,418)	(61,748)	(211,374)	(54,370)	(45,122)
Comprehensive loss (income) attributable to noncontrolling interests	(97)	139	(599)	(700)	(829)	(728)	(766)
Comprehensive income (loss) attributable to DJO Finance LLC	$ (20,513)	$ (30,248)	$ (72,017)	$ (62,448)	$ (212,203)	$ (55,098)	$ (45,888)